Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 393,167	$ 328,761
Accounts receivable, net	138,146	132,671
Inventories	123,524	115,717
Net investment in sales-type leases	2,658	7,208
Prepaid expenses	6,398	7,696
Other current assets	20,278	22,858
Total current assets	684,171	614,911
Non-current assets
Net investment in sales-type leases - long-term	1,552	4,439
Property, plant and equipment, net	188,150	199,951
Goodwill	385,849	387,108
Other intangible assets, net	107,274	142,122
Other non-current assets	21,258	31,219
Total non-current assets	704,083	764,839
Total assets	1,388,254	1,379,750
Current liabilities
Accounts payable	45,855	39,849
Current portion of long-term debt	5,143	5,143
Accrued expenses and other current liabilities	39,115	30,041
Accrued compensation and related benefits	31,703	35,356
Deferred revenues	53,965	52,908
Total current liabilities	175,781	163,297
Non-current liabilities
Long-term debt	22,000	27,143
Deferred tax liabilities	1,662	7,069
Deferred revenues - long-term	18,422	15,200
Other non-current liabilities	27,422	32,899
Total non-current liabilities	69,506	82,311
Total liabilities	245,287	245,608
Commitments and contingencies (see note 10)
Redeemable non-controlling interests	852	1,635
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 53,881 thousands shares and 53,631 thousands shares issued and outstanding at December 31, 2018 and 2017, respectively	146	145
Additional paid-in capital	2,681,048	2,663,274
Accumulated other comprehensive loss	(7,753)	(7,023)
Accumulated deficit	(1,531,326)	(1,523,906)
Equity attributable to Stratasys Ltd.	1,142,115	1,132,490
Non-controlling interests		17
Total equity	1,142,115	1,132,507
Total liabilities and equity	$ 1,388,254	$ 1,379,750